Goodwill & Intangible Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Goodwill & Intangible Assets, Net [Line Items]
Assigned amount		$ 365
Internal cash flows forecasts		7 years
Long term future growth rate		3.00%
Discount rate		22.70%
Impairment assessment				$ 172	$ 214
Acquisition period	$ 7,055
Growth percentage	27.90%
Goodwill assigned amount				$ 51,243
Term of operating expenses	5 years		5 years
Percentage of discount rate	22.00%		22.00%
Carrying value				11.61%
Goodwill impairment charge				$ 14,338
Remaining amount of goodwill						$ 36,905
Increase decrease on Growth rate			0.50%	0.50%
Derivative, Fair Value, Net	$ 1,000		$ 1,000	$ 2,900
Radiology Services Reporting Unit [Member]
Goodwill & Intangible Assets, Net [Line Items]
Impairment assessment	$ 7,055
Growth percentage	3.00%
Ai solutions reporting unit, description			During the fourth quarter of 2022, the Company performed a qualitative and quantitative annual assessment for goodwill impairment. Based on its qualitative analysis, which considered the AI solutions reporting unit results, projections and additional business and industry specific considerations, the Company performed a further revision of the estimates of the fair value of the AI solutions reporting unit. As part of this analysis, the Company also considered the potential impacts of the sensitivity of estimates and assumptions. When evaluating the fair value of the AI solutions reporting unit under the income approach, the Company used the same discounted cash flow model discussed above; however, in clause (c) the resulting cash flow amounts were discounted using a discount rate of 22.50%. As a result of the impairment assessment, the Company concluded that the fair value of the AI solutions reporting unit decreased below its carrying value by 34.44%, and therefore we recorded an additional goodwill impairment charge of $36,540 thousand in the fourth quarter of 2022. As a result, the amount of goodwill assigned to the AI solutions reporting unit on December 31, 2022, was $365 thousand.
Goodwill [Member]
Goodwill & Intangible Assets, Net [Line Items]
Impairment assessment		$ 365
Minimum [Member] | Radiology Services Reporting Unit [Member]
Goodwill & Intangible Assets, Net [Line Items]
Growth percentage			0.50%
Reporting unt	$ 300		$ 300
Maximum [Member] | Radiology Services Reporting Unit [Member]
Goodwill & Intangible Assets, Net [Line Items]
Growth percentage			0.50%
Reporting unt	$ 600		$ 600
Intangible Assets [Member]
Goodwill & Intangible Assets, Net [Line Items]
Amortization Expense			$ 10,612	$ 10,607	$ 1,768
Level 3 [Member]
Goodwill & Intangible Assets, Net [Line Items]
Long-term future growth rate, percentage	3.00%		3.00%